Stock-based Compensation - Narrative (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized stock-based compensation cost	$ 4,794
Share-Based Payment Arrangement, Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period	4 years
Term of award	10 years
Unrecognized stock-based compensation cost, period for recognition	8 months 4 days